Revenue	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
16.	Revenue

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Sales of goods – transfer at a point in time	22,428,825	22,421,335	22,575,726	5,530,555